Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2022	$214
Revenue recognized during the period	(119)
Change in liability for warranties issued during the period	84
Liability at June 30, 2022	$179
Current liability	104
Non-current liability	75
Liability at June 30, 2022	$179